Business Combination - Additional Information (Detail) ¥ in Millions	Oct. 01, 2016 JPY (¥) shares
MHAM
Business Acquisition [Line Items]
Interests exchanged	30.00%
Remeasurement gain recognized	¥ 23,829
Percentage of equity held by acquirer immediately before acquisition	30.00%
DIAM
Business Acquisition [Line Items]
Fair value of MHFG's equity interests in DIAM held before the business combination	¥ 72,106
Common shares of MHAM | shares	1,038,408
Fair value of total consideration transferred	¥ 28,842
Fair value, noncontrolling interest	43,264
Remeasurement gain recognized	¥ 56,226
Asset Management One
Business Acquisition [Line Items]
Percentage of shareholding ratio based on voting rights	51.00%
Percentage of shareholding ratio based on economic interests	70.00%